PLEDGED ASSETS (Details) (EUR €) In Millions	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments Owned And Pledged As Collateral Details [Abstract]
Pledged amounts relating to notes backed with consumer loans and credit cards.	€ 25,480.5	€ 16,688.2
The carrying amount of trading, available for sale, money market investments and held to maturity securities that serve as collateral for borrowings.	9,893
Pledged amounts relating to bonds covered with mortgage loans	8,905
Pledged amounts relating to notes backed with consumer loans and credit cards.	1,500
Special Greek government bonds	787
Pledged amounts relating to loans.	4,395
Floating Rate notes issued under the government guaranteed borrowing facility held by the Bank.	€ 11,966